Income taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Income before income taxes	$ 2,720	$ 5,056	$ 5,016	$ 11,625
Income taxes at statutory rate (34%)	(925)	(1,719)	(1,705)	(3,953)
Adjustments that affect the taxes basis:
Tax incentives	497	565	902	1,059
Equity results	33	22	3	30
Addition (reduction) of tax loss carryforward	(172)	211	(243)	(444)
Reversal of deferred income tax related to Renova Foundation	(1,078)		(1,078)
Other	(147)	10	(89)	306
Income taxes	(1,792)	(911)	(2,210)	(3,002)
Current tax	(404)	(1,181)	(622)	(1,434)
Deferred tax	$ (1,388)	$ 270	$ (1,588)	$ (1,568)